Changes in property and equipment (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Changes in property and equipment [Line Items]
Beginning balance		₩ 3,021,772	₩ 3,145,613
Acquisitions	[1]	150,889	155,249
Disposals	[1]	(30,716)	(9,007)
Depreciation		(171,771)	(173,541)
Impairment losses		0	(16)	₩ (2,204)
Amounts transferred from investment property		28,199	(91,782)
Amounts transferred from assets held for sale	[2]	(80)	(5,336)
Effects of foreign currency movements		5,593	592
Ending balance		3,003,886	3,021,772	3,145,613
Land
Schedule of Changes in property and equipment [Line Items]
Beginning balance		1,819,912	1,885,233
Acquisitions	[1]	33	1,460
Disposals	[1]	(17,735)	(5,487)
Depreciation		0	0
Impairment losses		0	0
Amounts transferred from investment property		23,972	(59,263)
Amounts transferred from assets held for sale	[2]	(32)	(1,815)
Effects of foreign currency movements		1,561	(216)
Ending balance		1,827,711	1,819,912	1,885,233
Buildings
Schedule of Changes in property and equipment [Line Items]
Beginning balance		883,421	941,043
Acquisitions	[1]	14,612	24,354
Disposals	[1]	(3,282)	(357)
Depreciation		(47,207)	(44,285)
Impairment losses		0	0
Amounts transferred from investment property		4,227	(32,519)
Amounts transferred from assets held for sale	[2]	(48)	(3,521)
Effects of foreign currency movements		846	(1,294)
Ending balance		852,569	883,421	941,043
Others
Schedule of Changes in property and equipment [Line Items]
Beginning balance		318,439	319,337
Acquisitions	[1]	136,244	129,435
Disposals	[1]	(9,699)	(3,163)
Depreciation		(124,564)	(129,256)
Impairment losses		0	(16)
Amounts transferred from investment property		0	0
Amounts transferred from assets held for sale	[2]	0	0
Effects of foreign currency movements		3,186	2,102
Ending balance		₩ 323,606	₩ 318,439	₩ 319,337

[1]	The buildings increased by transfers from construction-in-progress as of December 31, 2017 and 2018 are KRW 14,285 million and KRW 6,319 million, respectively.
[2]	Included buildings, land.